COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2026
COMMITMENTS AND CONTINGENCIES.
Schedule of guarantees

							Amount of
						Financial	bank loan
			Maximum			institution	guaranteed as
	Guarantee (party		guarantee	Guarantee	Guarantee	issuing	of March 31,
Guarantor	being guaranteed)	Relationship	amount	starting date	expiration date	loans	2026
Xingjiang YSX	Tanbao Network Technology (Guangzhou) Co.,Ltd. (borrower)	Third-party customer of the Company	$1,449,696	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,249,638
Xingjiang YSX	Guangzhou Zhuohang Information Technology Co., Ltd. (borrower)	Third-party customer of the Company	$1,449,696	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,232,241